Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
COMMITMENTS

17. COMMITMENTS

Operating lease commitments

The total future minimum lease payments including the agreed property management fee under the non-cancellable operating lease with respect to the contractual obligations as of December 31, 2025 are payable as follows:

December 31, 2025
Within 1 year	$47
2 – 5 years	47
Total	$94

Capital expenditure commitments

The Company has commitments for capital expenditures totaling $16,072 as of December 31, 2025. These commitments are primarily related to the acquisition of Digital Intelligent Middle Platform, CHEERS Video, CHEERS API and CHEERS Telepatby.